UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.3%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$11,524,600
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,983,832
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	640,387
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,080,380
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,549,886
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	4,089,231
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	789,860
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,975,744
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	2,018,476
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,328,537
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	895,208
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,674,332
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,808,569
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,941,495

		$42,300,537

Electric Utilities — 1.7%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$2,150,688
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,675,081

		$4,825,769

General Obligations — 31.7%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$7,405,080
California, 5.00%, 10/1/31	7,550	9,018,852
California, 5.50%, 11/1/35	4,600	5,464,018
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	23,031
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	11,227,710
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	11,323,700
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,958,434
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	6,322,297
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,600,940
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,980,653

Security	Principal Amount (000’s omitted)	Value
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	$5,000	$5,517,650
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,205,840
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,557,319
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,661,550
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	7,500	8,636,700

		$87,903,774

Hospital — 13.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,750	$1,998,675
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	623,810
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,982,215
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	2,047,700
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,906,863
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	4,480	5,178,790
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,395,302
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,760,100
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,299,506
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,959,796
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,306,254
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,013,654

		$38,472,665

Insured-Education — 6.9%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$9,151,725
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,172,437
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,845,408

		$19,169,570

Insured-Electric Utilities — 15.6%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$21,314,386
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,442,138
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,437,217
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,265,360
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,828,403
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,136,180
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,945,280

		$43,368,964

Insured-Escrowed/Prerefunded — 2.7%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	$7,000	$7,458,780

		$7,458,780

Insured-General Obligations — 21.8%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,594,379
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,537,079
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	8,342,102

Security	Principal Amount (000’s omitted)	Value
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	$4,500	$5,083,650
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,241,897
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,680,659
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,916,797
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	3,994,200
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,841,012
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,117,436
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,549,662
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	2,948,176
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,615,235

		$60,462,284

Insured-Hospital — 6.8%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,295,648
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,783,500
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,659,180
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,122,260

		$18,860,588

Insured-Lease Revenue/Certificates of Participation — 4.0%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$11,072,400

		$11,072,400

Insured-Special Tax Revenue — 8.7%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	$595	$612,356
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	7,400,801
Pomona Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,947,009
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,107,907
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,125,950

		$24,194,023

Insured-Transportation — 1.5%
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	$1,885	$1,992,407
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,122,926

		$4,115,333

Insured-Water and Sewer — 7.1%
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	$345	$378,689
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	6,500	7,134,725
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,785,092
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,460,000
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,884,915
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,109,300

		$19,752,721

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,920,894

		$2,920,894

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 10.2%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$724,356
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	714,806
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	6,285	7,362,930
San Bernardino County Transportation Authority, 5.25%, 3/1/40	5	5,929
San Bernardino County Transportation Authority, 5.25%, 3/1/40(1)	10,375	12,301,845
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	7,158,438

		$28,268,304

Transportation — 8.2%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29(1)	$6,500	$7,624,370
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,281,891
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	8,544,600
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,414,869
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,952,423

		$22,818,153

Water and Sewer — 5.5%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,673,575
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,575,275

		$15,248,850

Total Tax-Exempt Investments — 162.7% (identified cost $411,498,037)		$451,213,609

Other Assets, Less Liabilities — (62.7)%		$(173,902,235)

Net Assets — 100.0%		$277,311,374

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 46.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 18.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	100 U.S. 10-Year Treasury Note	Short	$(12,609,192)	$(12,679,688)	$(70,496)
3/15	119 U.S. Long Treasury Bond	Short	(16,734,265)	(17,202,937)	(468,672)

					$(539,168)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $539,168.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$236,099,302

Gross unrealized appreciation	$39,084,131
Gross unrealized depreciation	(1,169,824)

Net unrealized appreciation	$37,914,307

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$451,213,609	$—	$451,213,609
Total Investments	$—	$451,213,609	$—	$451,213,609

Liability Description
Futures Contracts	$(539,168)	$—	$—	$(539,168)
Total	$(539,168)	$—	$—	$(539,168)

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015